UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                             FORM 13F

                       FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2002

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Coatue Management, LLC

Address:  126 East 56th Street
          New York, New York 10022


13F File Number: 28-06391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Phillipe P. Laffont
Title:  Investment Manager
Phone:  (212) 715-5100


Signature, Place and Date of Signing:

/s/ Phillipe Laffont              New York, N.Y.                   9/16/02
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                      Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  60
                                         --

Form 13F Information Table Value Total: $96,909
                                         ------
                                       (thousands)


List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                         FORM 13F INFORMATION TABLE


COLUMN 1                            COLUMN 2          COLUMN 3       COLUMN 4   COLUMN 5  COLUMN 6   COLUMN 7      COLUMN 8

                                                                      MARKET VALUE        INVESTMENT  OTHER     VOTING AUTHORITY
INVESTMENT DESCRIPTION              TITLE OF CLASS     CUSIP MARKET   (X1,000)    SHARES  DISCRETION  MGRS    SOLE    SHARED  OTHER
ADVANCE PCS                            Common           00790K109        7,881    329,200    Sole      None   329,200
AMDOCS LTD                             Ordinary         G02602103        1,080    143,000    Sole      None   143,000
AMERICAN TOWER CORP                    Class A           29912201        1,070    310,239    Sole      None   310,239
AOL TIME WARNER INC                    Common           00184A105        3,824    259,960    Sole      None   259,960
ARBITRON INC.                          Common           03875Q108        2,964     95,000    Sole      None    95,000
ARIBA INC                              Common           04033V104        1,280    401,320    Sole      None   401,320
AVANEX                                 Common           05348W109          143     73,913    Sole      None    73,913
BOOKS A MILLION                        Common           098570104           40     11,000    Sole      None    11,000
CDW COMPUTER CENTRES INC               Common           125129106        2,668     57,000    Sole      None    57,000
CENTILLIUM COMMUNICATIONS INC          Common           152319109          616     70,653    Sole      None    70,653
CISCO SYSTEMS, INC                     Common           17275R102        5,106    366,000    Sole      None   366,000
COSINE COMMUNICATIONS INC              Common           221222102            5     10,870    Sole      None    10,870
CREE                                   Common           225447101        1,703    128,740    Sole      None   128,740
DELL COMPUTER CORPORATION              Common           247025109        3,268    125,000    Sole      None   125,000
DEUTSCHE TELEKOM                       Sponsored ADR    251566105        2,068    222,137    Sole      None   222,137
DSL. NET INC                           Common           262506108           28     78,261    Sole      None    78,261
ERICSSON L M TEL CO                    ADR Class B
                                       SEK10            294821400        1,232    855,219    Sole      None   855,219
ESS TECHNOLOGY INC                     Common           269151106        2,206    125,779    Sole      None   125,779
EXPEDIA INC                            Class A          302125109          208      3,500    Sole      None     3,500
FALCONSTOR SOFTWARE INC                Common           306137100          423     99,999    Sole      None    99,999
FREEMARKETS INC                        Common           356602102          543     38,422    Sole      None    38,422
GENESIS MICROCHIP INC DEL              Common           37184C103          265     31,827    Sole      None    31,827
INFORMATICA CORP                       Common           45666Q102        1,387    195,564    Sole      None   195,564
INRANGE TECHNOLOGIES CORP              Class B          45769V206          173     36,522    Sole      None    36,522
JB OXFORD HOLDINGS INC                 Common           466107109           13     13,000    Sole      None    13,000
KOPIN CORP                             Common           500600101        1,358    205,689    Sole      None   205,689
KT CORPORATION                         Sponsored ADR    48268K101        3,280    151,500    Sole      None   151,500
LAMAR ADVERTISING CO                   Class A          512815101        1,674     45,000    Sole      None    45,000
LEVEL 3 COMMUNICATIONS INC             Common           52729N100        2,155    730,510    Sole      None   730,510
LINEAR TECHNOLOGY CORP                 Common           535678106        2,011     64,000    Sole      None    64,000
MAXIM INTEGRATED PRODUCTS INC          Common           57772K101        3,028     79,000    Sole      None    79,000
McAFEE COM CORP                        Class A          579062100        1,072     73,261    Sole      None    73,261
MCDATA CORP                            Class A          580031201        5,633    639,400    Sole      None   639,400
MCG CAPITAL CORP                       Common           58047P107        5,849    350,000    Sole      None   350,000
MICROSOFT CORP.                        Common           594918104        6,285    114,900    Sole      None     6,285
MOODYS CORP                            Common           615369105          995     20,000    Sole      None    20,000
NETEGRITY INC                          Common           64110P107          164     26,565    Sole      None    26,565
NETSCREEN TECHNOLOGIES INC             Common           64117V107        1,014    110,473    Sole      None   110,473
NETWORK APPLIANCE INC.                 Common           64120L104        1,927    154,921    Sole      None   154,921
NETWORKS ASSOCIATES INC.               Common           640938106        1,676     87,000    Sole      None    87,000
NEXTEL COMMUNICATIONS CL A             Common           65332V103          429    157,835    Sole      None   157,835
NTL INCORPORATED (NEW)                 Common           629407107           26    808,789    Sole      None   808,789
OPLINK COMMUNICATIONS INC              Common           68375Q106           36     49,565    Sole      None    49,565
PEGASUS COMMUNICATIONS CORP            Class A          705904100            7     10,000    Sole      None    10,000
POLYCOM INC                            Common           73172K104          489     40,762    Sole      None    40,762
PURCHASE PRO.COM                       Common           746144302            6     12,982    Sole      None    12,982
RCN CORP                               Common           749361101          323    236,435    Sole      None   236,435
RED HAT, INC                           Common           756577102        1,823    310,552    Sole      None   310,552
SECURE COMPUTING CORP                  Common           813705100        1,606    212,670    Sole      None   212,670
SMARTFORCE PLC    ADR                  Sponsored ADR    83170A206          824    242,263    Sole      None   242,263
SONUS NETWORKS INC                     Common           835916107          279    138,088    Sole      None   138,088
STORAGENETWORKS INC                    Common           86211E103          136     68,914    Sole      None    68,914
TICKETMASTER                           Class B          88633P203        1,497     80,000    Sole      None    80,000
TMP WORLDWIDE INC                      Common           872941109        1,892     88,000    Sole      None    88,000
USA INTERACTIVE                        Common           902984103        4,103    175,000    Sole      None   175,000
VIACOM INC CL-B COMMON                 Class B          925524308        1,642     37,000    Sole      None    37,000
WEBEX COMMUNICATIONS INC               Common           94767L109        3,299    207,484    Sole      None   207,484
WIRE ONE TECHNOLOGIES INC              Common           976521104           43     21,739    Sole      None    21,739
ZIXIT CORPORATION                      Common           98974P100          134     24,433    Sole      None    24,433
                                                                        96,909  9,856,855

02984.0001 #349328